LEASES - RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - Disclosure of carrying lease liabilities amounts and the interest expense changes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Leases [Abstract]
Current lease liabilities	$ 470,713	$ 305,638	$ 241,645
Long-term lease liabilities	719,566	717,042	801,649
Total lease liabilities	1,190,279	1,022,680	1,043,294
Interest expenses	$ 92,271	$ 88,466	$ 95,545